Other Financial Liabilities - Schedule of Interest-bearing Borrowings (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 164,404,334	$ 329,262,093
Non-current, Maturity	1,714,837,545	1,703,044,158
Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	113,247,263	70,790,775
Non-current, Maturity	135,297,019	229,020,029
Unsecured Obligations [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	5	212,736,914
Unsecured Obligations With The Public [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	45,315,051	43,568,129
Non-current, Maturity	1,531,974,852	1,461,713,954
Finance Leases [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	5,842,015	2,166,275
Non-current, Maturity	$ 47,565,674	$ 12,310,175